Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Long-Term Debt
Debt	$ 577,987	$ 529,013
Less: Current portion	(11,342)	(7,538)
Long-term debt	566,645	521,475
ABL Facility
Long-Term Debt
Debt	24,314
Notes due 2018
Long-Term Debt
Debt	250,000	250,000
Secured notes due 2018
Long-Term Debt
Debt	276,925
First lien term loan A & B
Long-Term Debt
Debt		145,383
First lien revolving credit facility
Long-Term Debt
Debt		100,113
Land, equipment and other obligations
Long-Term Debt
Debt	19,005	23,016
Obligations under capital leases
Long-Term Debt
Debt	$ 7,743	$ 10,501